Development , Exclusivity and Option Products Agreements (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
License Development And Commercialization Agreements [Abstract]
Development agreement, description		The Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was paid in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie. In addition, with respect to the Option Products, CollPlant shall be entitled to receive up to $53,000, as further described below, plus a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term and a fee for the supply of rhCollagen to AbbVie. The $53,000 in proceeds includes a one-time non-refundable payment of $6,000 upon signing a definitive agreement with regard to the injectable breast implant product; a one-time non-refundable payment of $4,000 for signing a definitive agreement with regard to the photocurable dermal filler product; and up to an additional $43,000 payable upon the achievement of certain clinical trial, regulatory approval and commercial sale milestones.
Upfront cash payment		$ 5,000
License agreement, description		In addition, the License Agreement provides for a one-time non-refundable option payments of $3,000 per Option Product ($9,000 in the aggregate), and up to $30,000 of milestone payments payable as follows: (i) $5,000 upon completion of the U.S. facility design, (ii) $5,000 upon completion of production of a specified amount of BioInk, and (iii) $5,000 for FDA marketing approval for each Covered Product (up to $20,000 in the aggregate).
Excercise option price amount	$ 3,000	$ 299	$ 89	$ 7